Taxes (Details) - Schedule of components of deferred tax assets and liabilities	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts	¥ 372,554	$ 53,493	¥ 142,316
Impairment loss from inventories			1,014,527
Net operating loss carryforwards	49,695,212	7,135,401	11,086,999
Less: valuation allowance	(50,067,766)	(7,188,894)	(12,101,526)
Deferred tax assets, net			142,316
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	1,679,063	241,085	5,396,459
Total deferred tax liabilities, net	¥ 1,679,063	$ 241,085	¥ 5,254,143